FAIR VALUE- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
FAIR VALUE
Balance at the beginning of the period	$ 310,842	$ 353,669
Purchase	20,349	95,269
Disposal		(1,512)
Transfer in due to reclassification	22,579
Changes in fair value	19,145	(45)
Impairment loss	(10,029)	(133,329)
Foreign exchange difference	6,563	(3,210)
Balance at the end of the period	$ 369,449	$ 310,842